UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22251

Hatteras VC Co-Investment Fund II, LLC
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital

Private Company:

Consumer:
Ooma, Inc. (a),(b)
Palo Alto, California
162,287 shares of Series
Series Alpha Preferred Stock	Oct. 2009	371,317	439,285	4.81%

Sonim Technologies, Inc. (a),(b)
San Mateo, California
180,208 shares of
Series B Preferred Stock	Nov. 2009	167,180	599,404	6.56%

Sonim Technologies, Inc. (a),(b)
San Mateo, California
440,312 shares of
Series A Preferred Stock	Nov. 2012	174,794	245,320	2.68%
Total Consumer		713,291	1,284,009	14.05%

Healthcare:
Clinipace, Inc. (a),(b)
Raleigh, North Carolina
3,816,881 shares of Series C Preferred Stock	Sep. 2011	500,000	824,408	9.02%

Information Technology:
Stoke, Inc. (a),(b)
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	84,345	0.92%

Medical Technology:
Anulex Technologies, Inc. (a),(b)
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	150,000	120,007	1.31%

Lineagen, Inc. (b)
Salt Lake City, Utah
Convertible Promissory Note
Principal of $300,000,
5.25% due on demand	Jul. 2011	300,000	335,838	3.68%

Total Medical Technology		450,000	455,845	4.99%

Semiconductor:
GainSpan Corporation (a),(b)
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	281,250	3.08%

GainSpan Corporation (a),(b)
San Jose, California
156,292 shares of
Series D Preferred Stock	Jun. 2012	140,663	140,663	1.54%

Luxtera, Inc. (a),(b)
Carlsbad, California
2,203,210 shares of
Series C Preferred Stock	Apr. 2012	301,413	9,399	0.10%

Magnum Semiconductor, Inc. (a),(b)
Milpitas, California
134,219 shares of
Series E-1 Preferred Stock	Jun. 2010	161,063	23,571	0.26%

Quantenna Communications, Inc. (a),(b)
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	150,000	1.64%

Quantenna Communications, Inc. (a),(b)
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	75,000	0.82%

Quantenna Communications, Inc. (a),(b)
Fremont, California
256,158 shares of
Series F-1 Preferred Stock	Nov. 2011	39,084	39,665	0.43%
Total Semiconductor		1,117,223	719,548	7.87%

Software:
Clustrix, Inc. (a),(b)
San Fransisco, California
248,663 shares of
Series B Preferred Stock	Dec. 2010	250,001	64,230	0.70%

KnowledgeTree, Inc. (a),(b)
Raleigh, North Carolina
59,695 shares of
Series B Preferred Stock	Jun. 2012	250,002	250,002	2.74%

Kontiki, Inc. (a),(b)
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	—	10,516	0.12%

Kontiki, Inc. (a),(b)
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,001	250,001	2.73%

Kontiki, Inc. (a),(b)
Sunnyvale, California
234,522 shares of
Series C Preferred Stock	Jan. 2012	91,463	168,330	1.84%

Kontiki, Inc. (b)
Sunnyvale, California
Convertible Promissory Note
Principal of $32,847,
8.00%, 12/31/2013	Mar. 2013	32,847	33,519	0.37%

Kontiki, Inc. (b)
Sunnyvale, California
Convertible Promissory Note
Principal of $16,423,
8.00%, 12/31/2013	Apr. 2013	16,423	16,640	0.18%

Kontiki, Inc. (b)
Sunnyvale, California
Convertible Promissory Note
Principal of $41,059,
8.00%, 12/31/2013	Jun. 2013	41,059	41,223	0.45%

Posit Science Corporation (a),(b)
San Francisco, California
80,515 shares of
Common Stock	Dec. 2009	200,000	52,127	0.57%

Posit Science Corporation (a),(b)
San Francisco, California
21,429 shares of
Series AA Preferred Stock	Sep. 2010	11,893	13,874	0.15%

Sailthru, Inc. (a),(b)
New York, New York
57,047 shares of
Series A Preferred Stock	Sep. 2011	299,999	460,301	5.04%

SugarSync, Inc. (a),(b)
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	350,539	3.83%

SugarSync, Inc. (a),(b)
San Mateo, California
579,375 shares of
Series CC Preferred Stock	Feb. 2011	350,000	767,189	8.39%

SugarSync, Inc. (a),(b)
San Mateo, California

73,119 shares of
Series DD Preferred Stock	Dec. 2011	68,000	120,651	1.32%

SugarSync, Inc. (b)
San Mateo, California
Convertible Promissory Note
Principal of $127,400,
4.00%, 11/15/2013	May 2013	127,400	128,031	1.40%

Univa Corporation (a),(b)
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	396,008	4.33%
Total Software		2,571,202	3,123,181	34.16%

Total Private Company		5,601,717	6,491,336	71.01%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.03% (c)		2,630,179	2,630,179	28.77%

Total Short-Term Investments		2,630,179	2,630,179	28.77%

Total Investments (United States)		8,231,896	9,121,515	99.78%

Other Assets in Excess of Liabilities			20,473	0.22%

Members’ Capital			$9,141,988	100.00%

(a) Non-income producing.

(b) Portfolio holdings are subject to substantial restrictions as to resale.

(c) The rate shown is the annualized 7-day yield as of September 30, 2013.

The cost and fair value of restricted Private Company Investments are $5,601,717 and $6,491,336, respectively.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•          Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Private Company*
Convertible Promissory Notes	$—	$—	$555,251	$555,251
Preferred Stock	—	—	5,873,442	5,873,442
Common Stock	—	—	62,643	62,643
Total Private Company	—	—	6,491,336	6,491,336
Short-Term Investments	2,630,179	—	—	2,630,179
Total	$2,630,179	$—	$6,491,336	$9,121,515

*  All private companies held in the Fund are Level 3 securities.  For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible
	Promissory	Preferred	Common
	Notes	Stock	Stock	Total
Balance as of July 1, 2013	$219,413	$4,879,855	$42,958	$5,142,226
Net Realized Gain (Loss)	—	—	—	—
Change in Unrealized Appreciation	335,838	993,587	19,685	1,349,110
Gross Purchases	—	—	—	—
Gross Sales	—	—	—	—
Balance as of September 30, 2013	$555,251	$5,873,442	$62,643	$6,491,336

There were no transfers among Levels 1, 2 and 3 during the period from July 1, 2013 to September 30, 2013. Should a transfer between Levels occur, the Fund would recognize the transfer at the beginning of the reporting period following the actual date of the event or change in circumstance that caused the transfer.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2013:

Type of Investment	Fair Value as of September 30, 2013	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact to valuation from an Increase in Input
Convertible Promissory Notes	$555,251	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Preferred Stock	3,852,588	Market Comparable Companies	Forward Revenue Multiple	1.86x	1.34x - 7.37x	Increase
			Discount Rate	15%	15%	Decrease
	2,020,854	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Common Stock	62,643	Market Comparable Companies	Forward Revenue Multiple	3.78x	3.05x – 7.37x	Increase
			Discount Rate	15%	15%	Decrease
Total Investments	$6,491,336

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique is the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s convertible promissory notes are the likelihood that cash flows or shares will not be received in the future.  Significant increases in the probability of default for these securities would result in a lower fair value measurement.  The significant unobservable inputs used in the fair value measurement of the Fund’s preferred and common stock are generally the financial results of privately held entities.  If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

The Fund’s valuation procedures have been approved by and are subject to continued oversight by the Fund’s Board of Managers (the “Board”). The valuation procedures are implemented by the Adviser and the Fund’s third party administrator, which report to the Board. For third-party information, the Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant’s  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant’s  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the “1940 Act”) (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant’s  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant’s  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant’s  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	11/29/13

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	11/29/13

* Print the name and title of each signing officer under his or her signature.